Summary of Significant Accounting Policies - Schedule of Revenue Disaggregated of Revenue Recognition (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Over time [Member] | Custodial and Other Service Income [Member]
Schedule of Revenue Disaggregated of Revenue Recognition [Line Items]
Total revenues	$ 8,784	$ 127,717
Over time [Member] | Interest Income from Loans to Customers [Member]
Schedule of Revenue Disaggregated of Revenue Recognition [Line Items]
Total revenues	213,284	27,916
Over time [Member] | Financial advisory service income [Member]
Schedule of Revenue Disaggregated of Revenue Recognition [Line Items]
Total revenues	146,631
Point in time [Member]
Schedule of Revenue Disaggregated of Revenue Recognition [Line Items]
Total revenues	3,429,414	2,348,380
Point in time [Member] | Financial advisory service income [Member]
Schedule of Revenue Disaggregated of Revenue Recognition [Line Items]
Total revenues	879,160
Point in time [Member] | Securities Brokerage Commissions and Handling Fee [Member]
Schedule of Revenue Disaggregated of Revenue Recognition [Line Items]
Total revenues	1,292,560	292,727
Point in time [Member] | Placing services fee [Member]
Schedule of Revenue Disaggregated of Revenue Recognition [Line Items]
Total revenues	196,160	1,900,020
Point in time [Member] | Underwriting services fee [Member]
Schedule of Revenue Disaggregated of Revenue Recognition [Line Items]
Total revenues	$ 692,835